INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
19.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2017	2018
	RMB	RMB
Trademark	3,260,160	4,653,340
Computer software	33,693,210	46,119,755
Less: accumulated amortization	(11,210,959)	(15,411,685)
Intangible assets, net	25,742,411	35,361,410

Amortization expense was RMB3,202,787, RMB3,481,991 and RMB4,212,569 ,for the years ended December 31, 2016, 2017 and 2018, respectively.